Subordinated liabilities - HSBC's subsidiaries subordinated liabilities in issue (Details)		1 Months Ended	12 Months Ended
		Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2021 GBP (£)	Dec. 31, 2021 MYR (RM)	Nov. 30, 2019 USD ($)	Dec. 31, 2017 USD ($)
Disclosure of financial liabilities [line items]
Financial liabilities			$ 2,623,757,000,000	$ 2,655,014,000,000
Repayments of subordinated liabilities	[1]		864,000,000	3,538,000,000	$ 4,210,000,000
Subordinated liabilities
Disclosure of financial liabilities [line items]
Financial liabilities			30,587,000,000	32,795,000,000
Issued by HSBC subsidiaries
Disclosure of financial liabilities [line items]
Repayments of subordinated liabilities			49,000,000
Issued by HSBC subsidiaries | Subordinated liabilities
Disclosure of financial liabilities [line items]
Financial liabilities			9,112,000,000	10,223,000,000
Guaranteed By HSBC Holdings | Issued by HSBC subsidiaries | – preferred securities
Disclosure of financial liabilities [line items]
Financial liabilities			900,000,000	900,000,000
Guaranteed By HSBC Holdings | 10.176% non-cumulative step-up perpetual preferred securities, series 22 | Issued by HSBC subsidiaries | – preferred securities
Disclosure of financial liabilities [line items]
Notional amount			$ 900,000,000
Preferred securities rate			10.176%			10.176%	10.176%
Financial liabilities			$ 900,000,000	900,000,000
Guaranteed By HSBC Bank plc | Issued by HSBC subsidiaries | – preferred securities
Disclosure of financial liabilities [line items]
Financial liabilities			$ 947,000,000	956,000,000
Guaranteed By HSBC Bank plc | 5.844% non-cumulative step-up perpetual preferred securities3 | Issued by HSBC subsidiaries | – preferred securities
Disclosure of financial liabilities [line items]
Notional amount | £						£ 700,000,000
Preferred securities rate			5.844%			5.844%	5.844%
Financial liabilities			$ 947,000,000	956,000,000
HSBC Bank plc | Issued by HSBC subsidiaries | – subordinated liabilities
Disclosure of financial liabilities [line items]
Financial liabilities			4,803,000,000	4,941,000,000
HSBC Bank plc | Undated Floating Rate Primary Capital Notes and 7.65% Subordinated Notes | Issued by HSBC subsidiaries | – subordinated liabilities
Disclosure of financial liabilities [line items]
Financial liabilities			1,850,000,000	1,850,000,000
HSBC Bank plc | $750m Undated Floating Rate Primary Capital Notes | Issued by HSBC subsidiaries | – subordinated liabilities
Disclosure of financial liabilities [line items]
Notional amount			750,000,000
Financial liabilities			750,000,000	750,000,000
HSBC Bank plc | $500m Undated Floating Rate Primary Capital Notes | Issued by HSBC subsidiaries | – subordinated liabilities
Disclosure of financial liabilities [line items]
Notional amount			500,000,000
Financial liabilities			500,000,000	500,000,000
HSBC Bank plc | $300m Undated Floating Rate Primary Capital Notes, Series 3 | Issued by HSBC subsidiaries | – subordinated liabilities
Disclosure of financial liabilities [line items]
Notional amount			300,000,000
Financial liabilities			300,000,000	300,000,000
HSBC Bank plc | 7.65% subordinated notes | Issued by HSBC subsidiaries | – subordinated liabilities
Disclosure of financial liabilities [line items]
Notional amount			$ 300,000,000
Borrowings interest rate			7.65%			7.65%	7.65%
Financial liabilities			$ 300,000,000	300,000,000
HSBC Bank plc | Subordinated Notes | Issued by HSBC subsidiaries | – subordinated liabilities
Disclosure of financial liabilities [line items]
Financial liabilities			$ 2,953,000,000	3,091,000,000
HSBC Bank plc | 6.50% subordinated notes | Issued by HSBC subsidiaries | – subordinated liabilities
Disclosure of financial liabilities [line items]
Notional amount | £						£ 300,000,000
Borrowings interest rate			6.50%			6.50%	6.50%
Financial liabilities			$ 406,000,000	409,000,000
HSBC Bank plc | 5.375% callable subordinated step-up notes | Issued by HSBC subsidiaries | – subordinated liabilities
Disclosure of financial liabilities [line items]
Notional amount | £						£ 350,000,000
Borrowings interest rate			5.375%			5.375%	5.375%
Financial liabilities			$ 539,000,000	583,000,000
HSBC Bank plc | 5.375% subordinated notes | Issued by HSBC subsidiaries | – subordinated liabilities
Disclosure of financial liabilities [line items]
Notional amount | £						£ 500,000,000
Borrowings interest rate			5.375%			5.375%	5.375%
Financial liabilities			$ 900,000,000	981,000,000
HSBC Bank plc | 6.25% subordinated notes | Issued by HSBC subsidiaries | – subordinated liabilities
Disclosure of financial liabilities [line items]
Notional amount | £						£ 225,000,000
Borrowings interest rate			6.25%			6.25%	6.25%
Financial liabilities			$ 303,000,000	306,000,000
HSBC Bank plc | 4.75% subordinated notes | Issued by HSBC subsidiaries | – subordinated liabilities
Disclosure of financial liabilities [line items]
Notional amount | £						£ 600,000,000
Borrowings interest rate			4.75%			4.75%	4.75%
Financial liabilities			$ 805,000,000	812,000,000
The Hongkong and Shanghai Banking Corporation Limited | Issued by HSBC subsidiaries | – subordinated liabilities
Disclosure of financial liabilities [line items]
Financial liabilities			400,000,000	400,000,000
The Hongkong and Shanghai Banking Corporation Limited | Primary capital undated floating rate notes (third series) | Issued by HSBC subsidiaries | – subordinated liabilities
Disclosure of financial liabilities [line items]
Notional amount			400,000,000
Financial liabilities			400,000,000	400,000,000
HSBC Bank Malaysia Berhad | Issued by HSBC subsidiaries | – subordinated liabilities
Disclosure of financial liabilities [line items]
Financial liabilities			$ 120,000,000	124,000,000
HSBC Bank Malaysia Berhad | 5.05% subordinated bonds | Issued by HSBC subsidiaries | – subordinated liabilities
Disclosure of financial liabilities [line items]
Notional amount | RM							RM 500,000,000
Borrowings interest rate			5.05%			5.05%	5.05%
Financial liabilities			$ 120,000,000	124,000,000
HSBC Bank Malaysia Berhad | 5.05% subordinated bonds | Issued by HSBC subsidiaries | – subordinated liabilities | Up to 1 year
Disclosure of financial liabilities [line items]
Borrowings interest rate			6.05%			6.05%	6.05%
HSBC Securities (USA) Inc. | Issued by HSBC subsidiaries | – subordinated liabilities
Disclosure of financial liabilities [line items]
Financial liabilities			$ 222,000,000	422,000,000
HSBC Securities (USA) Inc. | 7.20% subordinated debentures | Issued by HSBC subsidiaries | – subordinated liabilities
Disclosure of financial liabilities [line items]
Notional amount			$ 250,000,000
Borrowings interest rate			7.20%			7.20%	7.20%
Financial liabilities			$ 222,000,000	222,000,000
HSBC Securities (USA) Inc. | Other subordinated liabilities each less than $150m | Issued by HSBC subsidiaries | – subordinated liabilities
Disclosure of financial liabilities [line items]
Financial liabilities			0	200,000,000
HSBC Bank USA, N.A. | Issued by HSBC subsidiaries | – subordinated liabilities
Disclosure of financial liabilities [line items]
Financial liabilities			1,642,000,000	1,730,000,000
HSBC Bank USA, N.A. | 5.875% subordinated notes | Issued by HSBC subsidiaries | – subordinated liabilities
Disclosure of financial liabilities [line items]
Notional amount			$ 1,000,000,000					$ 1,000,000,000
Borrowings interest rate			5.875%			5.875%	5.875%
Financial liabilities			$ 456,000,000	497,000,000
Borrowings			357,000,000
HSBC Bank USA, N.A. | 5.625% subordinated notes | Issued by HSBC subsidiaries | – subordinated liabilities
Disclosure of financial liabilities [line items]
Notional amount			$ 750,000,000					$ 750,000,000
Borrowings interest rate			5.625%			5.625%	5.625%
Financial liabilities			$ 489,000,000	533,000,000
Borrowings			383,000,000
HSBC Bank USA, N.A. | 7.00% subordinated notes | Issued by HSBC subsidiaries | – subordinated liabilities
Disclosure of financial liabilities [line items]
Notional amount			$ 700,000,000
Borrowings interest rate			7.00%			7.00%	7.00%
Financial liabilities			$ 697,000,000	700,000,000
HSBC Finance Corporation | Issued by HSBC subsidiaries | – subordinated liabilities
Disclosure of financial liabilities [line items]
Financial liabilities			0	509,000,000
HSBC Finance Corporation | 6.676% senior subordinated notes | Issued by HSBC subsidiaries | – subordinated liabilities
Disclosure of financial liabilities [line items]
Notional amount				$ 2,939,000,000					$ 2,939,000,000
Borrowings interest rate				6.676%
Financial liabilities			0	$ 509,000,000
HSBC Bank Canada | Issued by HSBC subsidiaries | – subordinated liabilities
Disclosure of financial liabilities [line items]
Financial liabilities			9,000,000	9,000,000
HSBC Bank Canada | Other subordinated liabilities each less than $150m | Issued by HSBC subsidiaries | – subordinated liabilities
Disclosure of financial liabilities [line items]
Financial liabilities			9,000,000	9,000,000
Other HSBC Subsidiaries | Other subordinated liabilities each less than $200m | Issued by HSBC subsidiaries | – subordinated liabilities
Disclosure of financial liabilities [line items]
Financial liabilities			$ 69,000,000	$ 232,000,000
Repayments of subordinated liabilities		$ 109,000,000
Three Month London Interbank Offered Rate LIBOR | Guaranteed By HSBC Holdings | 10.176% non-cumulative step-up perpetual preferred securities, series 22 | Issued by HSBC subsidiaries | – preferred securities
Disclosure of financial liabilities [line items]
Borrowings, adjustment to interest rate basis			4.98%			4.98%	4.98%
Sterling Overnight Interbank Average Rate (SONIA) | Guaranteed By HSBC Bank plc | 5.844% non-cumulative step-up perpetual preferred securities3 | Issued by HSBC subsidiaries | – preferred securities
Disclosure of financial liabilities [line items]
Borrowings, adjustment to interest rate basis			2.0366%			2.0366%	2.0366%
Sterling Overnight Interbank Average Rate (SONIA) | HSBC Bank plc | 5.375% callable subordinated step-up notes | Issued by HSBC subsidiaries | – subordinated liabilities
Disclosure of financial liabilities [line items]
Borrowings, adjustment to interest rate basis			1.6193%			1.6193%	1.6193%

[1]	Subordinated liabilities changes during the year are attributable to repayments of $(0.9)bn (2020: $(3.5)bn; 2019: $(4.2)bn) of securities. Non-cash changes during the year included foreign exchange gains/(losses) of $(0.3)bn (2020: $0.5bn; 2019: $0.6bn) and fair value gains/(losses) of $(1.0)bn (2020: $1.1bn; 2019: $1.4bn).